DEBT - Narrative (Details)										3 Months Ended		12 Months Ended
	Oct. 24, 2025 USD ($)	Oct. 24, 2025 COP ($)	Mar. 06, 2025 USD ($) installment	Apr. 30, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 01, 2023 USD ($)	Apr. 28, 2023 USD ($)	Jan. 19, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 04, 2025 USD ($) installment	Nov. 27, 2025 USD ($)	Nov. 27, 2025 COP ($)	Oct. 21, 2025 USD ($)	Oct. 21, 2025 COP ($)	Dec. 19, 2024 USD ($)	May 27, 2024 USD ($)	May 27, 2024 COP ($)	Aug. 30, 2023 USD ($)	Aug. 30, 2023 COP ($)	Aug. 25, 2023 USD ($)	Aug. 25, 2023 COP ($)	Jan. 19, 2022 COP ($)	Dec. 31, 2021 COP ($)	Jan. 22, 2021 USD ($)	Jan. 22, 2021 COP ($)
Disclosure of detailed information about financial instruments [line items]
Long-term debt												$ 296,769,786	$ 267,216,692
Accrued financing costs and debt issuance costs, net												(1,434,877)	(1,330,893)
Long term debt borrowing												36,487,890	13,091,001	$ 205,676,643
Restricted cash and cash equivalents												$ 6,598,299	$ 5,774,492
Latam Logistic COL PropCo Cota I, S.A.S.
Disclosure of detailed information about financial instruments [line items]
Ownership Interest												100.00%
Banco BAC San José, S.A. ("BAC Credomatic")
Disclosure of detailed information about financial instruments [line items]
Secured loans				$ 46,600,000
BAC Credomatic, S.A One
Disclosure of detailed information about financial instruments [line items]
Secured bank loans received				$ 60,000,000.0
Debt term				15 years
BAC Credomatic, S.A One | Above SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				2.00%
BAC Credomatic, S.A One | Interest Rate Floor
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate				5.50%
Banco Nacional de Costa Rica, S.A.
Disclosure of detailed information about financial instruments [line items]
Debt term						15 years	25 years
Borrowings, interest rate						7.00%
Long-term debt						$ 7,373,460
Notional amount						$ 8,000,000	$ 107,353,410
Borrowings, interest rate basis						The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards.
Impairment loss recognised in profit or loss											$ 6,555,113
Banco Nacional de Costa Rica, S.A. | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate						2.40%
Banco Nacional de Costa Rica, S.A. | SOFR | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							1.40%
Banco Nacional de Costa Rica, S.A. | SOFR | Top of range
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							2.80%
Banco Davivienda
Disclosure of detailed information about financial instruments [line items]
Notional amount																$ 8,215,925	$ 31,000,000,000
Banco Davivienda | IBR Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																3.00%	3.00%
Bancolombia, S.A. ("Bancolombia")
Disclosure of detailed information about financial instruments [line items]
Debt term								14 years	15 years
Long-term debt																													$ 12,800,000	$ 44,500,000,000
Increase in borrowing amount								$ 8,400,000	$ 7,000,000.0																		$ 34,000,000,000	$ 30,000,000,000
Percentage of commitment fee									0.10%																			0.10%
Percentage of balloon payment									40.00%																			40.00%
Undrawn borrowing facilities									$ 6,900,000																			$ 29,901,000,000
Balloon payment								11,400,000																			42,866,000,000
Gain of debt faclity														$ 70,058
Restricted cash and cash equivalents																				$ 1,700,000
Other borrowings												$ 39,900,000
Bancolombia, S.A. ("Bancolombia") | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Long-term debt								14,300,000																			57,810,000,000
Bancolombia, S.A. ("Bancolombia") | Top of range
Disclosure of detailed information about financial instruments [line items]
Long-term debt								$ 22,700,000																			$ 91,810,000,000
Bancolombia, S.A. ("Bancolombia") | IBR Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate								3.27%	3.65%																		3.27%	3.65%
BBVA Peru
Disclosure of detailed information about financial instruments [line items]
Debt term			10 years		10 months
Borrowings, interest rate			7.90%												7.90%
Long-term debt															$ 10,000,000
Notional amount			$ 25,000,000		$ 60,000,000
Percentage of balloon payment			35.00%												35.00%
Number of scheduled repayment installments | installment			36												36
Available disbursement, amount															$ 5,000,000
BBVA Peru | Tranche A
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate					8.50%
Percentage of balloon payment					35.00%
Accrued financing costs and debt issuance costs, net					$ 48,670,000
BBVA Peru | Tranche B
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate					8.40%
Accrued financing costs and debt issuance costs, net					$ 11,330,000
BTG Pactual Colombia S.A.
Disclosure of detailed information about financial instruments [line items]
Long-term debt																					$ 6,446,506	$ 25,000,000,000	$ 2,433,042	$ 10,000,000,000	$ 3,679,266	$ 15,000,000,000
Gain of debt faclity										$ 208,799
BTG Pactual Colombia S.A. | IBR Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																					6.95%	6.95%	7.20%	7.20%	7.20%	7.20%
Banco BTG Pactual Colombia S.A. ("BTG")
Disclosure of detailed information about financial instruments [line items]
Long-term debt																		$ 12,813,416	$ 50,000,000,000
Long term debt borrowing	$ 12,023,597	$ 46,918,000,000
Banco BTG Pactual Colombia S.A. ("BTG") | IBR Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate																		5.25%	5.25%